Credit Risk Mitigation Position - Schedule of Credit Risk Mitigation Position (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Risk Mitigation Position [Abstract]
Balance at the beginning of the year	¥ 1,589,183,564	¥ 1,354,653,070
Increase during the year	713,133,747	767,794,395
Decrease during the year	(931,643,232)	(533,263,901)
Balance at the end of the year	¥ 1,370,674,079	¥ 1,589,183,564